Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Cash flows from operating activities:
Net loss	$ (21,754)	$ (13,061)	$ (17,585)	$ (7,497)	$ (49,763)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Depreciation and amortization	3,274	4,228	5,256	4,682	4,207
Restructuring charges		(30)			314
Stock-based compensation expense	2,650	2,017	2,892	3,175	3,270
Operating asset and goodwill impairments					21,378
Amortization of intangible assets and acquired technology	692	1,828	2,073	2,500	6,512
Gain on sale of marketable securities				(1,295)
Changes in assets and liabilities:
Accounts receivable	1,905	(1,380)	2,560	5,839	10,848
Inventory	6,551	3,118	1,352	7,572	18,004
Prepaid expenses and other assets	2,614	(5,661)	(4,077)	(1,189)	(22)
Accounts payable and accrued liabilities	(5,287)	8,425	5,196	(6,988)	(22,544)
Net cash provided (used) by operating activities	(9,355)	(516)	(2,333)	6,799	(7,796)
Cash flows from investing activities:
Purchases of property and equipment	(3,132)	(6,020)	(6,849)	(3,807)	(4,421)
Purchases of investments	(4,679)	(2,916)	(3,931)
Maturities and sales of investments	3,958		1,146	2,000	14,139
Net cash provided (used) by investing activities	(3,853)	(8,936)	(9,634)	(1,807)	9,718
Cash flows from financing activities:
Net proceeds from issuances of common stock and exercise of stock options	1,156	210	598	818	1,260
Net proceeds from Revolving Line	23,300	5,000	10,000
Net repayments to Revolving Line	(17,500)		(5,000)
Net proceeds from private stock offering					12,451
Net cash provided by financing activities	6,956	5,210	5,598	818	13,711
Net increase (decrease) in cash and cash equivalents	(6,252)	(4,242)	(6,369)	5,810	15,633
Cash and cash equivalents at beginning of period	28,391	34,760	34,760	28,950	13,317
Cash and cash equivalents at end of period	22,139	30,518	28,391	34,760	28,950
Supplemental disclosure of cash flow information:
Cash paid for income taxes			926	545	339
Purchases of equipment included in Accounts payable and Accrued liabilities			$ 538	$ 398	$ 701